Prepaid Expense	12 Months Ended
Dec. 31, 2024
Prepaid Expense [Abstract]
PREPAID EXPENSE

NOTE 6 – PREPAID EXPENSE

Prepaid expense as of December 31, 2024 and 2023 are summarized as below:

	December 31,	December 31,
	2024	2023
Advancement to suppliers for inventory	€771,862	€788,622
Advancement for PP&E under construction	11,683	11,683
Prepaid Insurance	219,007	230,027
Security deposits and others	17,832	17,822
	€1,020,384	€1,048,154